UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron, CFA
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	May 13, 2004

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  294106

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Adobe Systems         COM   00724F101    8,942    227,520   SH   NA  SOLE  NA  SOLE
Agilent               COM   00846U101    6,913    218,545   SH   NA  SOLE  NA  SOLE
American Express      COM   025816109   13,382    258,100   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM   053015103    7,397    176,110   SH   NA  SOLE  NA  SOLE
Baxter International  COM   071813109    7,519    243,420   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM   084670207   16,967      5,454   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM   084670108      467          5   SH   NA  SOLE  NA  SOLE
Block H&R             COM   093671105    9,374    183,690   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM   191216100   12,841    255,290   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM   24702R101   12,550    373,300   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM   364730101    6,544     74,240   SH   NA  SOLE  NA  SOLE
Gillette              COM   375766102   13,015    332,870   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM   38141G104   13,520    129,560   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM   427866108   12,799    154,480   SH   NA  SOLE  NA  SOLE
Hewlett-Packard Co.   COM   428236103    6,805    297,950   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM   478160104   11,709    230,860   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM   580135101   12,643    442,520   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM   589331107    9,119    206,370   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM   594918104    9,660    387,500   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM   615369105    7,990    112,860   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM   617446448   10,153    177,190   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM   654106103   15,099    193,900   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM   681919106    7,170     89,350   SH   NA  SOLE  NA  SOLE
Oracle                COM   68389X105    8,085    673,750   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM   713448108   13,373    248,330   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM   717081103    7,120    203,140   SH   NA  SOLE  NA  SOLE
Stryker Corp.         COM   863667101    8,300     93,750   SH   NA  SOLE  NA  SOLE
Symantec Corp.        COM   871503108    5,139    110,990   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM   931142103    8,838    148,070   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM   982526105   10,673    180,530   SH   NA  SOLE  NA  SOLE
